PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation	$ 5	$ 4	$ 7	$ 9
Total cost and accumulated depreciation			$ 67